CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Mezzanine stock, aggregate liquidation preference		$ 36,520
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	173,274,443	170,274,443		159,391,312
Common stock, shares issued	26,435,097	25,855,413		19,983,799
Common stock, shares outstanding	26,435,097	25,855,413		19,983,799
Redeemable convertible preferred stock
Mezzanine stock, par value	$ 0.01	$ 0.01		$ 0.01
Mezzanine stock, shares authorized	111,452,020	111,452,020		111,452,020
Mezzanine stock, shares issued	111,452,020	111,452,020		111,452,020
Mezzanine stock, shares outstanding	111,452,020	111,452,020	111,452,020	111,452,020	111,452,020	111,452,020
Mezzanine stock, aggregate liquidation preference	$ 216,574	$ 213,484		$ 201,368
Redeemable preferred stock
Mezzanine stock, par value	$ 0.01	$ 0.01		$ 0.01
Mezzanine stock, shares authorized	3,500	3,500		3,500
Mezzanine stock, shares issued	3,500	3,500		3,500
Mezzanine stock, shares outstanding	3,500	3,500		3,500
Mezzanine stock, aggregate liquidation preference	$ 37,451	$ 36,520